                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-B monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-NOV-06

DAIMLERCHRYSLER AUTO TRUST 2006-B MONTHLY SERVICER'S CERTIFICATE (KP)

                                                                     PAGE 1 OF 2


Payment Determination Statement Number                     6
Distribution Date                                  08-Nov-06
Record Date                                        07-Nov-06

DATES COVERED                                      FROM AND INCLUDING   TO AND INCLUDING
-------------                                      ------------------   ----------------
Collections Period                                      01-Oct-06          31-Oct-06
Accrual Period                                          10-Oct-06          07-Nov-06
30/360 Days                                                    30
Actual/360 Days                                                29

COLLATERAL POOL BALANCE DATA                       NUMBER OF ACCOUNTS        $ AMOUNT
----------------------------                       ------------------   -----------------
Pool Balance - Beginning of Period                             88,364   $1,327,875,467.80
Collections of Installment Principal                                        31,131,399.81
Collections Attributable to Full Payoffs                                    19,677,122.20
Principal Amount of Repurchases                                                      0.00
Principal Amount of Gross Losses                                             2,440,459.31
                                                                        -----------------
Pool Balance - End of Period(EOP)                              85,819   $1,274,626,486.48
                                                                        =================

POOL STATISTICS                                      END OF PERIOD
---------------                                    -----------------
Initial Pool Balance (Pool Balance at the
   Purchase Date)                                  $1,624,999,894.17
Pool Factor (Pool Balance as a % of Initial Pool
   Balance)                                                    78.44%
Ending Overcollateralization(O/C) Amount           $  121,645,253.20
Coverage Ratio (Ending Pool Balance as
   a % of Ending Notes)                                      110.550%
Cumulative Net Losses                              $    3,416,751.46
Net Loss Ratio (3 mos weighted avg.)                           0.854%
Cumulative Recovery Ratio                                     45.874%

                                                      $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
                                                   -------------   ------------------   -------------
Delinquency Information:(1)
   31-60 Days Delinquent                           13,452,802.66         1.055%              853
   61-90 Days Delinquent                            1,784,008.83         0.140%              106
   91-120 Days Delinquent                             308,139.09         0.024%               18
   121 Days or More Delinquent
   Reposessions                                     2,996,846.01         0.235%              146

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        5,088,993.93
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.36724%

                                                   CURRENT MONTH   PRIOR MONTH
                                                   -------------   -----------
Weighted Average A.P.R                                 7.159%         7.162%
Weighted Average Remaining Term (months)               45.38          46.19
Weighted Average Seasoning (months)                    18.98          18.11

CASH SOURCES
   Collections of Installment Principal            $   31,131,399.81
   Collections Attributable to Full Payoffs            19,677,122.20
   Principal Amount of Repurchases                              0.00
   Recoveries on Loss Accounts                          1,196,024.80
   Collections of Interest                              8,066,964.82
   Investment Earnings                                    211,003.01
   Reserve Account                                      3,780,500.00
                                                   -----------------
   TOTAL SOURCES                                   $   64,063,014.64
                                                   =================
CASH USES
   Servicer Fee                                    $    1,106,562.89
   A Note Interest                                      5,151,196.58
   Priority Principal Distribution Amount                       0.00
   B Note Interest                                        207,247.50
   Reserve Fund                                         3,780,500.00
   Regular Principal Distribution Amount               53,817,507.67
   Distribution to Certificateholders                           0.00
                                                   -----------------
   TOTAL CASH USES                                 $   64,063,014.64
                                                   =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources               $   64,063,014.64
Investment Earnings in Trust Account                     (211,003.01)
Daily Collections Remitted                            (61,819,500.07)
Cash Reserve in Trust Account                          (3,780,500.00)
Servicer Fee (withheld)                                (1,106,562.89)
O/C Release to Seller                                           0.00
                                                   -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT                ($2,854,551.33)
                                                   =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                       $1,274,626,486.48
Yield Supplement O/C Amount                           (66,622,728.42)
                                                   -----------------
Adjusted Pool Balance                              $1,208,003,758.06
Total Securities                                   $1,152,981,233.28
                                                   -----------------
Adjusted O/C Amount                                $   55,022,524.78
Target Overcollateralization Amount                $   60,400,187.90
O/C Release Period7                                              Yes
O/C Release                                        $            0.00

                                                                                             Principal
                                                                              Principal         per          Interest      Interest
NOTES                              Beginning Balance     Ending Balance        Payment       $1000 Face      Payment      $1000 Face
-----                              -----------------   -----------------   --------------   -----------   -------------   ----------
Class A-1 312,200,000.00
   @ 5.1201%                            6,798,740.95                0.00     6,798,740.95    21.7768768       28,041.58    0.0898193
Class A-2 450,000,000.00 @ 5.30%      450,000,000.00      402,981,233.28    47,018,766.72   104.4861483    1,987,500.00    4.4166667
Class A-3 570,000,000.00 @ 5.33%      570,000,000.00      570,000,000.00             0.00     0.0000000    2,531,750.00    4.4416667
Class A-4 134,700,000.00 @ 5.38%      134,700,000.00      134,700,000.00             0.00     0.0000000      603,905.00    4.4833333
Class B 45,300,000.00 @ 5.49%          45,300,000.00       45,300,000.00             0.00     0.0000000      207,247.50    4.5750000
                                   -----------------   -----------------   --------------                 -------------
   Total Notes                     $1,206,798,740.95   $1,152,981,233.28   $53,817,507.67                 $5,358,444.08
                                   =================   =================   ==============                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 29